Capital and Reserves (Details) - Schedule of Share Capital and Share Premium - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Share Capital and Share Premium [Abstract]
Exercise of warrants, options and conversion of convertible notes	$ (7,832)	$ (1,741)
Share-based payment acquired	(1,780)	(1,005)
Share-based payments	11,542	32,913
Total	$ 1,930	$ 30,167